RELATED PARTY TRANSACTION (Details) - Schedule of Related Party Transactions - USD ($)		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Payable to Related Party		$ 212,398	$ 4,000	$ 0
Affiliated Entity [Member] | Related Party Note #1 [Member]
Related Party Transaction [Line Items]
Payable to Related Party	[1]	35,348	0
Affiliated Entity [Member] | Related Party Note #2 [Member]
Related Party Transaction [Line Items]
Payable to Related Party	[1]	39,000	0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payable to Related Party		8,000	4,000
Chief Executive Officer [Member] | Allowances [Member]
Related Party Transaction [Line Items]
Payable to Related Party	[2]	8,000	4,000
Chief Executive Officer [Member] | Working Capital Advances [Member]
Related Party Transaction [Line Items]
Payable to Related Party	[3]	$ 130,050	$ 0

[1]	In March 2017 and June 2017, the Company received a working capital advance of $35,348 and $39,000, respectively, from a related entity. These amounts have been included in payable to related parties on the consolidated balance sheet at June 30, 2017.
[2]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the three and six months ended June 30, 2017, expenses related to the housing and automobile allowances totaled $6,000 and $12,000, respectively, of which $8,000 and $4,000 remained owed to the CEO at June 30, 2017 and December 31, 2016, respectively.
[3]	In June 2017, the Company's CEO provided the Company with a short term working capital advance of $130,050. This amount remained outstanding at June 30, 2017.